Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2005 Fund - Fidelity Freedom 2005 Fund	May 30, 2023
Bar Chart Table:
Annual Return 2013	8.01%
Annual Return 2014	4.50%
Annual Return 2015	(0.33%)
Annual Return 2016	5.91%
Annual Return 2017	10.47%
Annual Return 2018	(2.59%)
Annual Return 2019	12.34%
Annual Return 2020	9.66%
Annual Return 2021	3.92%
Annual Return 2022	(11.85%)